Combined Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$ (56,954)		$ (65,714)
Net cash used in operating activities	(422,635)	(15,517)	(396,814)
Investing activities
Net cash used in investing activities			(300,038,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	0	48,526	301,440,645
Net Change in Cash	(422,635)	33,009
Mafco Worldwide & Merisant
Cash Flows from Operating Activities:
Net (loss) income	(28,500,000)	9,200,000	30,900,000	$ 20,900,000	$ 25,100,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	700,000	800,000	3,000,000	3,600,000	3,400,000
Amortization expense related to intangible assets	2,500,000	2,700,000	10,700,000	11,100,000	11,100,000
Deferred income taxes	(600,000)	400,000	(10,500,000)	(6,000,000)	(14,800,000)
Asset impairment charges	40,600,000
Changes in operating assets and liabilities:
Accounts receivable	300,000	(6,600,000)	1,500,000	2,500,000	(7,000,000)
Inventories	4,000,000	1,700,000	2,000,000	(700,000)	4,800,000
Pension		200,000	(1,600,000)	1,600,000	1,700,000
Prepaid expenses and other current assets	(1,000,000)	200,000	(3,100,000)	300,000	2,500,000
Accounts payable, accrued liabilities and income taxes	(4,500,000)	3,000,000	(3,000,000)	200,000	9,300,000
Other, net	1,100,000	(1,100,000)	2,000,000		3,000,000
Net cash used in operating activities	14,600,000	10,500,000	32,000,000	34,000,000	39,300,000
Investing activities
Capital expenditures	(900,000)	(400,000)	(4,100,000)	(4,100,000)	(3,100,000)
Net cash used in investing activities	(900,000)	(400,000)	(4,100,000)	(2,200,000)	(700,000)
Cash Flows from Financing Activities:
Borrowings under revolver	3,500,000		1,500,000	7,500,000
Repayments of revolver	(5,000,000)			(600,000)
Funding to Parent, net	(12,400,000)	(12,200,000)	(25,700,000)	(35,700,000)	(41,100,000)
Net cash provided by financing activities	(13,900,000)	(12,200,000)	(24,200,000)	(28,800,000)	(41,100,000)
Effect of exchange rate changes on cash and cash equivalents	300,000	100,000
Net Change in Cash	100,000	(2,000,000)	3,200,000	3,000,000	(2,600,000)
Cash and cash equivalents, beginning of period	10,400,000	7,200,000	7,200,000	4,200,000	6,800,000
Cash and cash equivalents, end of period	10,500,000	5,200,000	10,400,000	7,200,000	4,200,000
Supplemental disclosure of cash paid
Taxes paid, net of refunds	$ 1,100,000	$ 1,300,000	$ 4,500,000	$ 5,100,000	$ 4,800,000